Quarterly Holdings Report
for
Fidelity® SAI Sustainable Emerging Markets Equity Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ESP-NPRT1-0425
1.9905639.102
Common Stocks - 94.1%
	Shares	Value ($)
BRAZIL - 5.2%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Cury Construtora e Incorporadora SA	21,400	79,169
Financials - 2.3%
Banks - 1.8%
Itau Unibanco Holding SA	71,614	414,314
NU Holdings Ltd/Cayman Islands Class A (b)	27,382	362,538
		776,852
Capital Markets - 0.5%
Banco BTG Pactual SA unit	43,206	240,796
TOTAL FINANCIALS		1,017,648

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	823,220	340,892
Industrials - 1.4%
Electrical Equipment - 1.0%
WEG SA	49,019	461,667
Ground Transportation - 0.4%
Localiza Rent a Car SA	12,293	64,935
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	170,400	141,124
		206,059
TOTAL INDUSTRIALS		667,726

Materials - 0.6%
Metals & Mining - 0.6%
Gerdau SA ADR	69,140	201,197
Vale SA ADR	8,396	77,999
		279,196
TOTAL BRAZIL		2,384,631
CHINA - 29.9%
Communication Services - 6.5%
Entertainment - 0.2%
Netease Inc ADR	890	91,537
Interactive Media & Services - 6.3%
Tencent Holdings Ltd	55,691	2,930,194
TOTAL COMMUNICATION SERVICES		3,021,731

Consumer Discretionary - 13.5%
Automobile Components - 0.2%
Fuyao Glass Industry Group Co Ltd A Shares (China)	9,356	77,183
Automobiles - 1.2%
BYD Co Ltd H Shares	14,248	500,680
Li Auto Inc A Shares (b)	6,509	76,610
		577,290
Broadline Retail - 7.2%
Alibaba Group Holding Ltd	147,733	1,812,165
Alibaba Group Holding Ltd ADR	910	89,944
JD.com Inc A Shares	10,483	213,232
JD.com Inc ADR	12,666	515,760
PDD Holdings Inc Class A ADR (b)	5,972	668,327
		3,299,428
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc ADR	3,888	189,579
Hotels, Restaurants & Leisure - 3.6%
Meituan B Shares (b)(c)(d)	45,074	857,874
Trip.com Group Ltd ADR (b)	5,847	410,284
Yum China Holdings Inc	8,649	400,016
		1,668,174
Household Durables - 0.7%
Haier Smart Home Co Ltd H Shares	71,973	238,055
Midea Group Co Ltd H Shares	10,293	98,942
		336,997
Textiles, Apparel & Luxury Goods - 0.2%
Shenzhou International Group Holdings Ltd	9,343	70,325
TOTAL CONSUMER DISCRETIONARY		6,218,976

Consumer Staples - 0.3%
Beverages - 0.3%
Kweichow Moutai Co Ltd A Shares (China)	739	147,091
Financials - 4.3%
Banks - 3.4%
China Construction Bank Corp H Shares	1,023,808	833,089
China Merchants Bank Co Ltd H Shares	100,105	547,938
Industrial & Commercial Bank of China Ltd H Shares	309,087	209,842
		1,590,869
Insurance - 0.9%
China Life Insurance Co Ltd H Shares	20,969	38,698
Ping An Insurance Group Co of China Ltd H Shares	64,286	361,974
		400,672
TOTAL FINANCIALS		1,991,541

Health Care - 1.0%
Biotechnology - 0.7%
Innovent Biologics Inc (b)(c)(d)	15,669	66,461
Zai Lab Ltd ADR (b)	8,458	229,973
		296,434
Health Care Equipment & Supplies - 0.3%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	4,547	146,501
TOTAL HEALTH CARE		442,935

Industrials - 1.3%
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	10,324	368,766
Ground Transportation - 0.4%
Full Truck Alliance Co Ltd ADR	16,049	180,712
Machinery - 0.1%
Airtac International Group	2,456	63,602
TOTAL INDUSTRIALS		613,080

Information Technology - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Xiaomi Corp B Shares (b)(c)(d)	229,180	1,148,664
Materials - 0.2%
Metals & Mining - 0.2%
Zijin Mining Group Co Ltd H Shares	45,878	85,728
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
KE Holdings Inc ADR	8,547	148,974
TOTAL CHINA		13,818,720
GREECE - 0.4%
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	67,300	168,434
HUNGARY - 1.5%
Financials - 1.2%
Banks - 1.2%
OTP Bank Nyrt	9,212	570,277
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	5,348	138,411
TOTAL HUNGARY		708,688
INDIA - 12.5%
Communication Services - 1.6%
Wireless Telecommunication Services - 1.6%
Bharti Airtel Ltd	39,681	742,688
Consumer Discretionary - 1.9%
Automobiles - 0.1%
Hyundai Motor India Ltd	2,851	55,171
Hotels, Restaurants & Leisure - 1.8%
MakeMyTrip Ltd (b)	2,201	240,503
Swiggy Ltd (b)	8,295	39,595
Zomato Ltd (b)	206,491	523,320
		803,418
TOTAL CONSUMER DISCRETIONARY		858,589

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Reliance Industries Ltd	39,737	578,656
Reliance Industries Ltd GDR (c)	3,258	191,245
		769,901
Financials - 4.1%
Banks - 3.8%
Axis Bank Ltd	25,012	283,581
HDFC Bank Ltd	37,661	737,624
HDFC Bank Ltd ADR	4,537	275,123
ICICI Bank Ltd	30,978	446,075
		1,742,403
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	23,514	172,792
TOTAL FINANCIALS		1,915,195

Health Care - 0.1%
Pharmaceuticals - 0.1%
Mankind Pharma Ltd (b)	3,145	88,130
Industrials - 1.5%
Aerospace & Defense - 0.5%
Hindustan Aeronautics Ltd (d)	4,620	209,092
Construction & Engineering - 0.9%
Larsen & Toubro Ltd	9,905	406,677
Professional Services - 0.1%
Computer Age Management Services Ltd	1,990	82,377
TOTAL INDUSTRIALS		698,146

Information Technology - 1.6%
IT Services - 1.6%
Infosys Ltd ADR	21,376	469,203
Tata Consultancy Services Ltd	5,371	254,310
		723,513
TOTAL INDIA		5,796,162
INDONESIA - 2.0%
Financials - 2.0%
Banks - 2.0%
Bank Central Asia Tbk PT	1,441,541	832,749
Bank Mandiri Persero Tbk PT	291,288	107,026

TOTAL INDONESIA		939,775
KOREA (SOUTH) - 9.7%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.8%
KT Corp	11,774	385,267
Interactive Media & Services - 0.9%
NAVER Corp	2,863	422,630
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Hyundai Motor Co	1,425	199,932
Kia Corp	1,955	135,983
		335,915
Financials - 1.3%
Banks - 0.7%
Hana Financial Group Inc	1,989	82,065
KB Financial Group Inc	4,109	256,618
		338,683
Insurance - 0.6%
Samsung Fire & Marine Insurance Co Ltd	1,040	270,576
TOTAL FINANCIALS		609,259

Health Care - 0.9%
Life Sciences Tools & Services - 0.9%
Samsung Biologics Co Ltd (b)(c)(d)	534	393,693
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	3,691	495,343
Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co Ltd	52,364	1,864,186
TOTAL INFORMATION TECHNOLOGY		2,359,529

TOTAL KOREA (SOUTH)		4,506,293
MALAYSIA - 0.7%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
MR DIY Group M Bhd (c)(d)	110,915	41,706
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	152,537	273,978
TOTAL MALAYSIA		315,684
MEXICO - 3.9%
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Wal-Mart de Mexico SAB de CV Series V	136,882	354,855
Financials - 1.3%
Banks - 1.3%
Grupo Financiero Banorte SAB de CV	74,296	513,425
Regional SAB de CV	14,261	93,169
		606,594
Health Care - 0.8%
Pharmaceuticals - 0.8%
Genomma Lab Internacional SAB de CV	262,687	357,864
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	9,349	88,261
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,814	70,493
		158,754
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Corp Inmobiliaria Vesta SAB de CV ADR	13,200	346,368
TOTAL MEXICO		1,824,435
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	1,795	328,665
PHILIPPINES - 0.9%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
International Container Terminal Services Inc	52,717	314,513
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	262,018	99,614
TOTAL PHILIPPINES		414,127
POLAND - 0.8%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Allegro.eu SA (b)(c)(d)	18,068	133,318
Financials - 0.5%
Banks - 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	13,423	220,897
TOTAL POLAND		354,215
SAUDI ARABIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	16,250	428,920
Alinma Bank	8,415	66,971
Saudi National Bank/The	9,508	86,697

TOTAL SAUDI ARABIA		582,588
SINGAPORE - 0.8%
Communication Services - 0.8%
Entertainment - 0.8%
Sea Ltd Class A ADR (b)	3,006	366,101
SOUTH AFRICA - 5.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	11,693	71,724
Consumer Discretionary - 1.5%
Broadline Retail - 1.0%
Naspers Ltd Class N	2,150	453,286
Specialty Retail - 0.5%
Pepkor Holdings Ltd (c)(d)	172,783	238,135
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Shoprite Holdings Ltd	27,388	418,060
Financials - 1.7%
Banks - 1.3%
Absa Group Ltd	9,652	95,743
Capitec Bank Holdings Ltd	1,917	305,223
Standard Bank Group Ltd	14,468	168,659
		569,625
Financial Services - 0.4%
FirstRand Ltd	48,861	198,791
TOTAL FINANCIALS		768,416

Materials - 0.9%
Metals & Mining - 0.9%
Impala Platinum Holdings Ltd (b)	33,928	186,219
Northam Platinum Holdings Ltd	33,009	223,161
		409,380
TOTAL SOUTH AFRICA		2,359,001
TAIWAN - 17.0%
Financials - 0.5%
Banks - 0.2%
E.Sun Financial Holding Co Ltd	129,146	108,160
Financial Services - 0.3%
Chailease Holding Co Ltd	41,805	144,864
TOTAL FINANCIALS		253,024

Information Technology - 16.5%
Electronic Equipment, Instruments & Components - 1.8%
Chroma ATE Inc	7,913	88,495
E Ink Holdings Inc	13,348	111,264
Hon Hai Precision Industry Co Ltd	111,118	589,234
Yageo Corp	2,982	48,063
		837,056
Semiconductors & Semiconductor Equipment - 14.7%
Alchip Technologies Ltd	1,186	109,572
eMemory Technology Inc	4,130	404,815
MediaTek Inc	17,420	749,201
Taiwan Semiconductor Manufacturing Co Ltd	166,401	5,514,982
		6,778,570
TOTAL INFORMATION TECHNOLOGY		7,615,626

TOTAL TAIWAN		7,868,650
THAILAND - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bumrungrad Hospital Pcl	15,495	82,271
UNITED ARAB EMIRATES - 1.2%
Energy - 0.8%
Energy Equipment & Services - 0.8%
ADNOC Drilling Co PJSC	237,307	348,881
Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	57,681	188,132
TOTAL UNITED ARAB EMIRATES		537,013
UNITED KINGDOM - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	5,992	181,018
TOTAL COMMON STOCKS (Cost $41,278,539)		43,536,471

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/13/2025 (f) (Cost $69,897)	4.45	70,000	69,917

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $2,737,956)	4.37	2,737,408	2,737,956

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $44,086,392)	46,344,344
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(66,771)
NET ASSETS - 100.0%	46,277,573

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	18	Mar 2025	981,360	12,210	12,210

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,584,780 or 7.7% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,602,627 or 7.8% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,917.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,716,024	7,419,020	6,397,088	36,304	-	-	2,737,956	2,737,408	0.0%
Total	1,716,024	7,419,020	6,397,088	36,304	-	-	2,737,956	2,737,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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